Warrant Liability - Schedule of Warrant Liability (Details) - Warrants [Member] - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Warrant Liability [Line Items]
Number of Warrants, Share, Beginning balance	7,527	7,527
Fair value, Amount, Beginning balance	$ 4,128	$ 18,304
Number of Warrants, Gain (Loss) on warrant liability revaluation
Fair value, Gain (Loss) on warrant liability revaluation	$ 2,172	$ (14,176)
Number of Warrants, Ending Balance	7,527	7,527
Fair value, Amount, Ending Balance	$ 6,300	$ 4,128